Investment Objectives and Goals - MarketDesk International Momentum ETF	Aug. 02, 2026
Prospectus [Line Items]
Risk/Return [Heading]	MARKETDESK INTERNATIONAL MOMENTUM ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The MarketDesk International Momentum ETF (the “Fund”) seeks long-term capital appreciation.